Policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Policy reserve [Abstract]
Interest rate linked	₩ 16,464,193	₩ 15,177,891
Fixed interest rate	8,051,171	7,188,974
Policy reserve, total	₩ 24,515,364	₩ 22,366,865